Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	KRYSTAL BIOTECH, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38210
Entity Tax Identification Number	82-1080209
Entity Address, Address Line One	2100 Wharton Street
Entity Address, Address Line Two	Suite 701
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15203
City Area Code	412
Local Phone Number	586-5830
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001711279